AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 2, 2012

File No. 333-156529

File No. 811-22263

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 39	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 42	☒

EXCHANGE TRADED CONCEPTS TRUST

(Exact Name of Registrant as Specified in Charter)

2545 South Kelly Avenue

Suite C

Edmond, Oklahoma 73013

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code )

J. Garrett Stevens

Exchange Traded Concepts Trust

2545 South Kelly Avenue

Suite C

Edmond, Oklahoma 73013

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On February 1, 2013 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A for Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until February 1, 2013, the effectiveness of Post-Effective Amendment No. 4 (“PEA No. 4”), which was filed with the Commission via EDGAR Accession No. 0000950123-11-100027 on November 22, 2011, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 4 by means of this filing, Parts A, B and C of PEA No. 4 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the KraneShares Dow Jones Global Luxury Consumer ETF, KraneShares Dow Jones China Alternative Energy ETF, KraneShares CSI China Internet ETF, KraneShares CSI China Consumer Staples ETF, KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Five Year Plan ETF, and KraneShares CSI China Urbanization ETF are incorporated herein by reference to Part A of PEA No. 4.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the KraneShares Dow Jones Global Luxury Consumer ETF, KraneShares Dow Jones China Alternative Energy ETF, KraneShares CSI China Internet ETF, KraneShares CSI China Consumer Staples ETF, KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Five Year Plan ETF, and KraneShares CSI China Urbanization ETF is incorporated herein by reference to Part B of PEA No. 4.

PART C – OTHER INFORMATION

The Part C for the KraneShares Dow Jones Global Luxury Consumer ETF, KraneShares Dow Jones China Alternative Energy ETF, KraneShares CSI China Internet ETF, KraneShares CSI China Consumer Staples ETF, KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Five Year Plan ETF, and KraneShares CSI China Urbanization ETF is incorporated herein by reference to Part C of PEA No. 4.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 39 to Registration Statement No. 333-156529 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Edmond, State of Oklahoma on this 2nd day of January, 2013.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 39 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

* Gary L. French	Trustee	January 2, 2013

* David M. Mahle	Trustee	January 2, 2013

* Kurt Wolfgruber	Trustee	January 2, 2013

* Mark A. Zurack	Trustee	January 2, 2013

/s/ J. Garrett Stevens J. Garrett Stevens	Trustee and President	January 2, 2013

* Richard Hogan	Treasurer and Secretary	January 2, 2013

/s/ J. Garrett Stevens J. Garrett Stevens

*	Attorney-in-Fact, pursuant to power of attorney.